UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2012 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks | 97.2%

Aerospace & Defense | 3.1%

Raytheon Co.	2,300	$121,394
The Boeing Co.	1,115	82,923

		204,317

Agriculture | 0.9%

The Mosaic Co.	1,080	59,713

Alcohol & Tobacco | 2.0%

Molson Coors Brewing Co., Class B	2,805	126,926

Automotive | 1.7%

Lear Corp.	2,380	110,646

Banking | 4.5%

JPMorgan Chase & Co.	2,830	130,123
Wells Fargo & Co.	4,660	159,093

		289,216

Cable Television | 4.0%

Comcast Corp., Class A	8,810	259,983

Chemicals | 1.0%

E.l. du Pont de Nemours & Co.	1,285	67,976

Commercial Services | 1.7%

Corrections Corp. of America (a)	3,950	107,874

Computer Software | 2.7%

Microsoft Corp.	1,990	64,177

Description	Shares	Value

Oracle Corp.	3,725	$108,621

		172,798

Consumer Products | 2.6%

Energizer Holdings, Inc. (a)	1,245	92,354
Newell Rubbermaid, Inc.	4,220	75,158

		167,512

Energy Exploration & Production | 2.0%

Devon Energy Corp.	1,790	127,305

Energy Integrated | 8.2%

Chevron Corp.	1,005	107,776
ConocoPhillips	2,525	191,926
Consol Energy, Inc.	2,940	100,254
Hess Corp.	595	35,075
Marathon Petroleum Corp.	1,470	63,739
Walter Energy, Inc.	595	35,230

		534,000

Energy Services | 0.9%

Halliburton Co.	1,835	60,904

Financial Services | 5.8%

American Express Co.	1,185	68,564
Ameriprise Financial, Inc.	2,175	124,258
Capital One Financial Corp.	890	49,609
Citigroup, Inc.	2,275	83,151
Janus Capital Group, Inc.	5,635	50,208

		375,790

Food & Beverages | 3.0%

General Mills, Inc.	1,415	55,822
Ralcorp Holdings, Inc. (a)	850	62,976

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (continued)

Sysco Corp.	2,445	$73,008

		191,806

Health Services | 1.5%

Quest Diagnostics, Inc.	1,610	98,451

Insurance | 2.7%

Prudential Financial, Inc.	1,515	96,036
The Travelers Cos., Inc.	1,325	78,440

		174,476

Leisure & Entertainment | 0.6%

Viacom, Inc., Class B	885	42,002

Manufacturing | 3.7%

Caterpillar, Inc.	600	63,912
Honeywell International, Inc.	1,605	97,985
Parker Hannifin Corp.	890	75,250

		237,147

Medical Products | 4.9%

Baxter International, Inc.	2,190	130,918
CareFusion Corp. (a)	2,475	64,177
McKesson Corp.	700	61,439
Medtronic, Inc.	1,495	58,589

		315,123

Metal & Glass Containers | 1.1%

Ball Corp.	1,710	73,325

Metals & Mining | 0.9%

Newmont Mining Corp.	1,175	60,242

Description	Shares	Value

Pharmaceutical & Biotechnology | 8.9%

Amgen, Inc.	1,225	$83,288
Gilead Sciences, Inc. (a)	1,710	83,533
Johnson & Johnson	955	62,992
Merck & Co., Inc.	1,704	65,434
Pfizer, Inc.	12,515	283,590

		578,837

Retail | 10.7%

AutoZone, Inc. (a)	196	72,873
CVS Caremark Corp.	3,775	169,120
Lowe’s Cos., Inc.	2,740	85,981
Macy’s, Inc.	1,590	63,171
Wal-Mart Stores, Inc.	4,935	302,022

		693,167

Semiconductors & Components | 3.5%

Intel Corp.	4,720	132,679
Texas Instruments, Inc.	2,800	94,108

		226,787

Technology | 2.7%

eBay, Inc. (a)	1,720	63,451
Google, Inc., Class A (a)	175	112,217

		175,668

Technology Hardware | 11.9%

Apple, Inc. (a)	209	125,289
Cisco Systems, Inc.	14,975	316,721
EMC Corp. (a)	2,625	78,435
International Business Machines Corp.	680	141,882
Lexmark International, Inc., Class A	1,245	41,384

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Qualcomm, Inc.	990	$67,340

		771,051

Total Common Stocks (Identified cost $5,284,850)		6,303,042

Preferred Stock | 0.9%

Automotive | 0.9%

Better Place, Inc., Series B (Identified cost $31,701) (a), (c)	12,681	57,572

Short-Term Investment | 1.9%

State Street Institutional Treasury Money Market Fund (Identified cost $120,239)	120,239	120,239

Total Investments l 100.0% (Identified cost $5,436,790) (b)		$6,480,853

Liabilities in Excess of Cash and Other Assets l 0.0%		(2,005)

Net Assets l 100.0%		$6,478,848

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks | 97.1%

Automotive | 2.1%

Modine Manufacturing Co. (a)	241,370	$2,131,297
Tenneco, Inc. (a)	49,450	1,837,068

		3,968,365

Banking | 6.7%

East West Bancorp, Inc.	89,400	2,064,246
PacWest Bancorp	150,250	3,651,075
Signature Bank (a)	53,000	3,341,120
Wintrust Financial Corp.	101,180	3,621,232

		12,677,673

Chemicals | 2.4%

Cytec Industries, Inc.	41,500	2,522,785
Rockwood Holdings, Inc. (a)	40,330	2,103,210

		4,625,995

Commercial Services | 3.8%

American Reprographics Co. (a)	270,300	1,456,917
Equifax, Inc.	43,400	1,920,884
Team, Inc. (a)	70,200	2,172,690
Vantiv, Inc., Class A	88,700	1,741,181

		7,291,672

Computer Software | 6.9%

Autodesk, Inc. (a)	64,700	2,738,104
Compuware Corp. (a)	243,100	2,234,089
j2 Global, Inc.	67,500	1,935,900
OpenTable, Inc. (a)	47,100	1,906,137
Quest Software, Inc. (a)	81,100	1,887,197

Description	Shares	Value

Red Hat, Inc. (a)	40,850	$2,446,507

		13,147,934

Construction & Engineering | 2.2%

MasTec, Inc. (a)	111,900	2,024,271
Quanta Services, Inc. (a)	99,800	2,085,820

		4,110,091

Consumer Products | 6.9%

Central Garden & Pet Co., Class A (a)	274,362	2,642,106
Energizer Holdings, Inc. (a)	30,700	2,277,326
Matthews International Corp., Class A	66,780	2,112,919
Newell Rubbermaid, Inc.	159,300	2,837,133
Tempur-Pedic International, Inc. (a)	16,000	1,350,880
The Middleby Corp. (a)	19,400	1,962,892

		13,183,256

Diversified | 1.2%

SPX Corp.	29,800	2,310,394

Energy Exploration & Production | 1.6%

Energen Corp.	23,700	1,164,855
Rosetta Resources, Inc. (a)	37,500	1,828,500

		2,993,355

Energy Services | 2.2%

GulfMark Offshore, Inc., Class A (a)	45,000	2,068,200
Rowan Cos., Inc. (a)	64,500	2,123,985

		4,192,185

Food & Beverages | 1.2%

Ralcorp Holdings, Inc. (a)	29,800	2,207,882

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (continued)

Forest & Paper Products | 1.9%

Rock-Tenn Co., Class A	25,600	$1,729,536
Schweitzer-Mauduit International, Inc.	27,600	1,906,056

		3,635,592

Gas Utilities | 1.0%

New Jersey Resources Corp.	42,600	1,898,682

Health Services | 1.6%

AMERIGROUP Corp. (a)	14,500	975,560
VCA Antech, Inc. (a)	92,100	2,137,641

		3,113,201

Housing | 0.8%

Owens Corning, Inc. (a)	44,200	1,592,526

Insurance | 3.3%

Arch Capital Group, Ltd. (a)	60,800	2,264,192
Validus Holdings, Ltd.	66,900	2,070,555
Willis Group Holdings PLC	53,500	1,871,430

		6,206,177

Leisure & Entertainment | 2.7%

Bally Technologies, Inc. (a)	63,900	2,987,325
Texas Roadhouse, Inc.	130,610	2,173,350

		5,160,675

Manufacturing | 9.5%

BE Aerospace, Inc. (a)	56,200	2,611,614
Carpenter Technology Corp.	44,600	2,329,458
FLIR Systems, Inc.	106,340	2,691,465
Harsco Corp.	117,000	2,744,820

Description	Shares	Value

Regal-Beloit Corp.	39,460	$2,586,603
The Timken Co.	43,300	2,197,042
TriMas Corp. (a)	128,700	2,881,593

		18,042,595

Medical Products | 4.4%

CareFusion Corp. (a)	109,300	2,834,149
Haemonetics Corp. (a)	50,440	3,514,659
Henry Schein, Inc. (a)	28,200	2,134,176

		8,482,984

Metals & Mining | 2.4%

Compass Minerals International, Inc.	22,000	1,578,280
US Silica Holdings, Inc.	141,900	2,971,386

		4,549,666

Pharmaceutical & Biotechnology | 1.9%

Medicis Pharmaceutical Corp., Class A	68,600	2,578,674
Vertex Pharmaceuticals, Inc. (a)	24,100	988,341

		3,567,015

Real Estate | 11.7%

CBRE Group, Inc., Class A (a)	156,900	3,131,724
Duke Realty Corp. REIT	139,000	1,993,260
Essex Property Trust, Inc. REIT	9,500	1,439,345
Extra Space Storage, Inc. REIT	104,200	2,999,918
Kilroy Realty Corp. REIT	74,250	3,460,792
LaSalle Hotel Properties REIT	108,600	3,056,004
PS Business Parks, Inc. REIT	45,100	2,955,854
The Macerich Co. REIT	56,522	3,264,146

		22,301,043

Retail | 5.5%

American Eagle Outfitters, Inc.	129,020	2,217,854
ANN, Inc. (a)	109,100	3,124,624

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)

Brown Shoe Co., Inc.	185,100	$1,708,473
Iconix Brand Group, Inc. (a)	109,520	1,903,457
Vera Bradley, Inc. (a)	49,400	1,491,386

		10,445,794

Semiconductors & Components | 3.3%

ON Semiconductor Corp. (a)	319,100	2,875,091
Xilinx, Inc.	93,000	3,387,990

		6,263,081

Technology | 2.5%

Netscout Systems, Inc. (a)	102,800	2,090,952

SS&C Technologies Holdings, Inc. (a)	116,400	2,715,612

		4,806,564

Technology Hardware | 3.5%

Lexmark International, Inc., Class A	74,900	2,489,676
NCR Corp. (a)	99,300	2,155,803
Polycom, Inc. (a)	101,600	1,937,512

		6,582,991

Transportation | 2.9%

Echo Global Logistics, Inc. (a)	115,860	1,865,346
Hub Group, Inc., Class A (a)	53,500	1,927,605
United Continental Holdings, Inc. (a)	82,900	1,782,350

		5,575,301

Water | 1.0%

California Water Service Group	107,200	1,952,112

Total Common Stocks (Identified cost $163,406,222)		184,884,801

Description	Shares	Value

Preferred Stock | 0.8%

Automotive | 0.8%

Better Place, Inc., Series B
(Identified cost $864,900) (a), (c)	345,960	$1,570,658

Short-Term Investment | 2.8%

State Street Institutional Treasury Money Market Fund (Identified cost $5,282,917)	5,282,917	5,282,917

Total Investments l 100.7% (Identified cost $169,554,039) (b)		$191,738,376

Liabilities in Excess of Cash and Other Assets l (0.7)%		(1,285,903)

Net Assets l 100.0%		$190,452,473

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.7%

Australia | 4.4%

James Hardie Industries SE	1,014,750	$8,072,667
QBE Insurance Group, Ltd.	343,560	5,042,770
Telstra Corp., Ltd.	3,656,500	12,461,153

		25,576,590

Belgium | 3.1%

Anheuser-Busch InBev NV	245,050	17,903,369

Brazil | 2.0%

Banco do Brasil SA	434,442	6,175,886
Cielo SA	164,860	5,589,408

		11,765,294

Canada | 1.9%

Potash Corp. of Saskatchewan, Inc.	129,830	5,927,573
Rogers Communications, Inc., Class B	132,400	5,256,444

		11,184,017

China | 0.7%

Weichai Power Co., Ltd., Class H	901,000	4,188,512

Denmark | 0.9%

AP Moeller - Maersk AS Class B	701	5,412,507

Finland | 1.2%

Sampo Oyj, A Shares	246,770	7,131,967

France | 10.9%

AXA SA	241,480	4,003,228
BNP Paribas SA	204,890	9,721,286

Description	Shares	Value

Cie Generale de Geophysique - Veritas (a)	119,650	$3,541,017
Danone SA	69,970	4,880,582
Sanofi SA	201,280	15,631,673
Technip SA	52,700	6,208,360
Total SA	197,272	10,061,005
Valeo SA	167,300	8,773,391

		62,820,542

Germany | 6.6%

Bayerische Motoren Werke AG	93,930	8,447,253
GEA Group AG	82,400	2,841,933
Merck KGaA	77,800	8,610,157
SAP AG	141,090	9,852,669
Siemens AG	85,238	8,593,214

		38,345,226

Indonesia | 0.5%

PT Bank Mandiri (Persero) Tbk ADR	394,600	2,995,014

Ireland | 1.2%

Ryanair Holdings PLC Sponsored ADR (a)	188,572	6,841,392

Italy | 0.8%

Atlantia SpA	257,500	4,275,674

Japan | 15.5%

Asics Corp.	447,360	5,058,946
Canon, Inc.	183,100	8,649,523
Daito Trust Construction Co., Ltd.	104,900	9,416,540
Don Quijote Co., Ltd.	247,800	8,996,484
Fanuc Corp.	49,800	8,832,475
JS Group Corp.	388,000	8,123,765
Komatsu, Ltd.	310,000	8,835,206
Mitsubishi Corp.	273,600	6,346,647

Description	Shares	Value

Lazard Retirement International Equity Portfolio (continued)

Sumitomo Mitsui Financial Group, Inc.	338,000	$11,119,657
Yahoo Japan Corp.	21,276	6,883,790
Yamada Denki Co., Ltd.	113,610	7,096,336

		89,359,369

Netherlands | 1.5%

ING Groep NV (a)	1,025,040	8,540,246

New Zealand | 0.8%

Telecom Corp. of New Zealand, Ltd.	2,300,900	4,568,646

Russia | 1.7%

Sberbank of Russia (d)	2,978,280	9,611,335

South Africa | 0.9%

Mr Price Group, Ltd. ADR	195,600	4,843,056

South Korea | 2.7%

Hyundai Mobis	23,199	5,866,037
Samsung Electronics Co., Ltd. GDR	16,600	9,387,300

		15,253,337

Spain | 1.8%

Amadeus IT Holding SA, A Shares	367,800	6,941,067
Mediaset Espana Comunicacion SA	610,740	3,502,538

		10,443,605

Sweden | 2.6%

Assa Abloy AB, Class B	262,600	8,248,175
Swedbank AB, A Shares	444,300	6,903,782

		15,151,957

Description	Shares	Value

Switzerland | 4.3%

Credit Suisse Group AG	199,560	$5,688,134
Novartis AG	343,650	19,019,336

		24,707,470

Thailand | 0.6%

Kasikornbank Public Co. Ltd.	693,400	3,517,572

Turkey | 1.1%

Koc Holding AS	708,700	2,878,858
Turkiye Garanti Bankasi AS ADR	928,900	3,697,022

		6,575,880

United Kingdom | 28.0%

BG Group PLC	304,500	7,052,456
BHP Billiton PLC	349,000	10,648,158
British American Tobacco PLC	240,140	12,101,201
British Sky Broadcasting Group PLC	331,300	3,582,223
GlaxoSmithKline PLC	699,700	15,629,220
Informa PLC	1,409,184	9,951,371
International Power PLC	989,200	6,408,017
Petrofac, Ltd.	202,690	5,641,130
Prudential PLC	863,600	10,325,434
Rexam PLC	1,931,860	13,228,341
Royal Dutch Shell PLC, A Shares	414,400	14,472,963
Standard Chartered PLC	423,020	10,555,286
Tullow Oil PLC	256,600	6,267,296
Unilever PLC	451,590	14,908,657
Wm Morrison Supermarkets PLC	1,180,750	5,628,060
WPP PLC	508,380	6,948,403
Xstrata PLC	479,660	8,193,874

		161,542,090

Total Common Stocks (Identified cost $493,406,845)		552,554,667

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

Short-Term Investment | 3.0%

State Street Institutional Treasury Money Market Fund (Identified cost $17,613,404)	17,613,404	$17,613,404

Total Investments l 98.7% (Identified cost $511,020,249) (b)		$570,168,071
Cash and Other Assets in Excess of Liabilities l 1.3%		7,691,240

Net Assets l 100.0%		$577,859,311

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 91.6%

Argentina | 1.0%

YPF Sociedad Anonima Sponsored ADR	343,334	$9,754,119

Brazil | 16.7%

Banco do Brasil SA	2,220,966	31,572,526
CCR SA	1,160,400	9,395,334
Cielo SA	914,820	31,016,029
Companhia Siderurgica Nacional SA Sponsored ADR	1,216,200	11,505,252
Natura Cosmeticos SA	610,100	13,268,493
Redecard SA	1,763,157	34,240,278
Souza Cruz SA	888,955	13,635,399
Vale SA Sponsored ADR	975,200	22,751,416

		167,384,727

Canada | 0.8%

First Quantum Minerals, Ltd.	443,800	8,462,656

China | 4.0%

China Construction Bank Corp., Class H	11,305,390	8,749,592
China Mobile, Ltd. Sponsored ADR	289,449	15,942,851
NetEase.com, Inc. Sponsored ADR (a)	146,700	8,523,270
Weichai Power Co., Ltd., Class H	1,467,000	6,819,697

		40,035,410

Egypt | 2.6%

Commercial International Bank Egypt SAE	2,174,236	9,020,920
Eastern Tobacco SAE	141,615	2,391,512
Egyptian Co. for Mobile Services	116,953	3,485,354

Description	Shares	Value

Orascom Construction Industries	264,189	$11,284,894

		26,182,680

France | 0.7%

CFAO SA	155,159	6,667,462

Hong Kong | 0.9%

Huabao International Holdings, Ltd.	14,076,000	9,063,106

Hungary | 1.2%

OTP Bank PLC	712,292	12,352,450

India | 4.8%

Bank of India	988,081	6,995,796
Bharat Heavy Electricals, Ltd.	2,058,829	10,398,208
Infosys, Ltd. Sponsored ADR	101,200	5,771,436
Jindal Steel & Power, Ltd.	881,617	9,414,067
Punjab National Bank, Ltd.	853,140	15,515,442

		48,094,949

Indonesia | 5.3%

PT Bank Mandiri (Persero) Tbk	10,393,429	7,785,979
PT Perusahaan Gas Negara (Persero) Tbk	15,878,000	6,598,469
PT Semen Gresik (Persero) Tbk	5,144,400	6,891,831
PT Tambang Batubara Bukit Asam Tbk	2,782,000	6,236,986
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	580,300	17,617,908
PT United Tractors Tbk	2,167,040	7,820,682

		52,951,855

Malaysia | 0.7%

British American Tobacco Malaysia Berhad	385,100	7,117,468

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Mexico | 4.7%

America Movil SAB de CV ADR, Series L	527,000	$13,085,410
Desarrolladora Homex SAB de CV ADR (a)	41,990	787,732
Grupo Mexico SAB de CV, Series B	5,365,097	16,941,794
Grupo Televisa SA Sponsored ADR	415,700	8,762,956
Kimberly-Clark de Mexico SAB de CV, Series A	3,219,600	7,197,280

		46,775,172

Pakistan | 1.2%

Oil & Gas Development Co., Ltd.	3,098,500	5,704,480
Pakistan Petroleum, Ltd.	3,042,868	6,126,015

		11,830,495

Philippines | 1.9%

Philippine Long Distance Telephone Co. Sponsored ADR	312,200	19,415,718

Russia | 8.6%

Gazprom OAO Sponsored ADR	1,035,097	12,792,677
Lukoil OAO Sponsored ADR	120,678	7,336,306
Magnit OJSC Sponsored GDR (d), (e)	250,875	7,310,498
Mobile TeleSystems OJSC Sponsored ADR	957,700	17,564,218
Oriflame Cosmetics SA SDR	156,985	6,048,471
Sberbank of Russia (d)	6,017,765	19,420,188
TNK-BP Holding (d)	2,329,808	7,540,074
Uralkali OJSC Sponsored GDR	215,319	8,119,679

		86,132,111

South Africa | 10.4%

Bidvest Group, Ltd.	606,560	14,213,161

Description	Shares	Value

Massmart Holdings, Ltd.	138,632	$2,926,615
Murray & Roberts Holdings, Ltd. (a)	1,420,919	5,205,035
Nedbank Group, Ltd.	451,551	9,653,808
Pretoria Portland Cement Co., Ltd.	1,957,575	8,370,286
Sanlam, Ltd.	1,902,236	8,227,896
Shoprite Holdings, Ltd.	1,048,845	18,772,835
Standard Bank Group, Ltd.	580,130	8,421,754
Tiger Brands, Ltd.	284,239	9,974,117
Truworths International, Ltd.	1,094,929	11,527,372
Vodacom Group, Ltd.	370,610	5,225,065
Woolworths Holdings, Ltd.	200,008	1,255,428

		103,773,372

South Korea | 13.2%

Hite Jinro Co., Ltd.	106,547	2,421,416
Hyundai Mobis	49,038	12,399,618
KB Financial Group, Inc.	372,740	13,602,929
Korea Life Insurance Co., Ltd.	1,921,442	12,701,646
KT&G Corp.	280,045	19,871,690
NHN Corp.	60,403	13,860,624
Samsung Electronics Co., Ltd.	21,895	24,638,034
Shinhan Financial Group Co., Ltd.	591,791	22,850,586
Woongjin Coway Co., Ltd.	302,316	10,032,286

		132,378,829

Taiwan | 4.5%

Hon Hai Precision Industry Co., Ltd.	2,731,154	10,595,373
HTC Corp.	593,404	12,002,988
MediaTek, Inc.	693,675	6,639,556
Taiwan Semiconductor Manufacturing Co., Ltd.	5,706,642	16,415,454

		45,653,371

Thailand | 3.3%

Banpu Public Co. Ltd.	299,250	5,917,099
CP All Public Co. Ltd. (d)	4,049,800	8,598,441
Kasikornbank Public Co. Ltd.	1,617,900	8,207,499

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

PTT Exploration & Production Public
Co. Ltd. (d)	216,400	$1,224,045
The Siam Cement Public Co. Ltd.	650,800	8,775,780

		32,722,864

Turkey | 5.1%

Akbank TAS	2,167,736	8,513,804
Koc Holding AS	2,385,586	9,690,648
Turkcell Iletisim Hizmetleri AS (a)	3,164,477	16,192,577
Turkiye Is Bankasi AS, C Shares	6,868,351	16,917,500

		51,314,529

Total Common Stocks (Identified cost $858,098,425)		918,063,343

Preferred Stocks | 2.7%

Brazil | 2.7%

CEMIG SA Sponsored ADR	668,910	15,906,680
Companhia de Bebidas das
Americas SA Sponsored ADR	269,800	11,148,136

Total Preferred Stocks (Identified cost $18,110,845)		27,054,816

Rights | 0.1%

South Africa | 0.1%

Murray & Roberts Holdings, Ltd., Expires 04/20/12 (Identified cost $0)	483,112	632,939

Short-Term Investment | 4.7%

State Street Institutional Treasury Money Market Fund (Identified cost $47,288,685)	47,288,685	47,288,685

Description	Value

Total Investments l 99.1% (Identified cost $923,497,955) (b)	$993,039,783

Cash and Other Assets in Excess of Liabilities l 0.9%	8,569,395

Net Assets l 100.0%	$1,001,609,178

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement U.S. Strategic Equity Portfolio	$5,436,790	$1,102,099	$58,036	$1,044,063
Retirement U.S. Small-Mid Cap Equity Portfolio	169,554,039	24,069,253	1,884,916	22,184,337
Retirement International Equity Portfolio	511,020,249	71,939,794	12,791,972	59,147,822
Retirement Emerging Markets Equity Portfolio	923,497,955	136,730,085	67,188,257	69,541,828

(c)	Private placements.
(d)	Security valued using Level 2 inputs under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.
(e)

Pursuant to Rule 144A under the Securities Act of 1933, the security may only be traded among “qualified institutional buyers.” At March 31, 2012, this security amounted to 0.7% of net assets of Lazard Retirement Emerging Markets Equity Portfolio, and is considered to be liquid.

Security Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

Agriculture	1.0%	0.8%
Alcohol & Tobacco	5.2	5.6
Automotive	3.0	—
Banking	12.1	17.6
Building Materials	—	0.8
Cable Television	0.6	—
Commercial Services	4.5	4.1
Computer Software	1.7	2.2
Construction & Engineering	—	1.7
Consumer Products	—	3.9
Diversified	0.5	2.4
Electric	1.1	1.6
Energy Exploration & Production	1.1	1.3
Energy Integrated	5.5	4.9
Energy Services	2.7	0.7
Financial Services	1.5	6.5
Food & Beverages	3.4	1.0
Forest & Paper Products	2.3	0.7
Housing	4.4	1.7
Insurance	4.6	1.3
Leisure & Entertainment	2.3	0.9
Manufacturing	8.2	3.7
Metals & Mining	3.3	6.9
Pharmaceutical & Biotechnology	10.2	—
Retail	5.5	4.7
Semiconductors & Components	3.1	4.8
Technology	1.2	0.6
Technology Hardware	—	2.3
Telecommunications	3.8	10.8
Transportation	2.9	0.9
Subtotal	95.7	94.4
Short-Term Investments	3.0	4.7
Total Investments	98.7%	99.1%

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges not traded on the valuation date are valued at the last quoted bid price. Investments in money market funds are valued at the fund’s net asset value.

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholder may not be able to buy or sell Portfolio shares.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP, also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012

U.S. Strategic Equity Portfolio

Common Stocks	$6,303,042	$—	$—	$6,303,042
Preferred Stock	—	—	57,572	57,572
Short-Term Investment	—	120,239	—	120,239

Total	$6,303,042	$120,239	$57,572	$6,480,853

U.S. Small-Mid Cap Equity Portfolio

Common Stocks	$184,884,801	$—	$—	$184,884,801
Preferred Stock	—	—	1,570,658	1,570,658
Short-Term Investment	—	5,282,917	—	5,282,917

Total	$184,884,801	$5,282,917	$1,570,658	$191,738,376

International Equity Portfolio

Common Stocks	$542,943,332	$9,611,335	$—	$552,554,667
Short-Term Investment	—	17,613,404	—	17,613,404

Total	$542,943,332	$27,224,739	$—	$570,168,071

Emerging Markets Equity Portfolio

Common Stocks	$874,603,036	$44,093,246	$—	$918,696,282
Preferred Stocks	27,054,816	—	—	27,054,816
Short-Term Investment	—	47,288,685	—	47,288,685

Total	$901,657,852	$91,381,931	$—	$993,039,783

The common stocks included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The preferred stock included in Level 3 was valued by reference to comparable entities and evaluation of fundamental data relating to the issuer. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities in the Retirement International Equity and Retirement Emerging Markets Equity Portfolios are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no significant transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2012:

Description	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012	Net Change in Unrealized Appreciation from Investments Still Held at March 31, 2012

U.S. Strategic Equity Portfolio
Preferred Stock	$57,572	$—	$—	$—	$—	$—	$—	$—	$57,572	$—

U.S. Small-Mid Cap Equity Portfolio
Preferred Stock	$1,570,658	$—	$—	$—	$—	$—	$—	$—	$1,570,658	$—

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2012